Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Property, plant and equipment
4.
Property, plant and equipment

During the six months ended June 30, 2023, the Group acquired:

•
motor vehicles held for leasing of $ 43 million (six months ended 30 June 2022: $27 million) for cash payments of $15 million (six months ended 30 June 2022: $5 million), secured bank loan financing of $25 million (six months ended 30 June 2022: $5 million), and lease liabilities of $3 million (six months ended 30 June 2022: $17 million); and
•
right-of-use assets relating to leased properties of $3 million (six months ended 30 June 2022: $66 million).

Property, plant and equipment with a carrying amount of $11 million were disposed of or derecognized during the six months ended June 30, 2023 (six months ended 30 June 2022: $10 million), resulting in gain on disposal or derecognition of $4 million (six months ended 30 June 2022: insignificant).